Prepayments and other receivables	12 Months Ended
Dec. 31, 2023
Prepayments and other receivables
Prepayments and other receivables

20  Prepayments and other receivables

	As at December 31,
	2022	2023
	RMB’000	RMB’000
Deposit receivable *	776,481	625,371
Value-added-tax deductible	143,338	188,501
Advance to suppliers	71,755	49,492
Advance to staff	47,332	13,238
Receivables for value-added-tax paid on behalf of wealth management products	455	—
Others	46,519	41,471

Less: impairment loss allowance	(7,276)	(5,719)
	1,078,604	912,354

Less: Non-current portion of other receivables	—	(6,663)
	1,078,604	905,691

* Deposit receivable mainly represents deposit paid to the Group’s service vendors according to the contractual agreements and such receivables will contractually be repaid within one year.

(a)	Movements in the impairment loss allowance of prepayments and other receivables are as follows:

	For the year ended
	December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Beginning of the year	(3,349)	(2,968)	(7,276)
Reversals/ (Additions)	2	(4,308)	1,557
Write-off	365	—	—
Exchange differences	14	—	—
End of the year	(2,968)	(7,276)	(5,719)